Notes to the Consolidated Statements of Operations - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 7,579	€ 20,146	€ 14,708	€ 44,519
Milestone revenues
Notes to the Consolidated Statements of Operations
Revenue recognized			755	5,321
Additional development milestone payments		10,000
Development milestone payment included in contract liabilities	2,989		2,989
GSK | Belgium
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 6,283	€ 19,295	€ 12,756	€ 43,041